SMITH BARNEY INVESTMENT FUNDS INC.
on behalf of
SMITH BARNEY SMALL CAP VALUE FUND
(the "Fund")

Supplement dated May 17, 2001

to

Prospectus dated January 29, 2001



	The following information supplements the disclosure under "Management":

	Commencing April 23, 2001, Thomas B. Driscoll began assisting in the management of the Fund's portfolio. Mr. Driscoll is currently Vice President of Salomon Smith Barney Inc. Mr. Driscoll has been a research analyst with Davis Skaggs Investment Management since 1996.





FD02305


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